DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Expenses by Nature (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Expenses by Nature [abstract]
Salaries, wages and other compensations	$ 104,700,571		$ 101,747,855		$ 90,170,902
Social security taxes	17,891,233		16,846,649		17,097,872
Compensation to Directors and Supervisory Committee	870,724		886,376		853,749
Professional services fees	21,736,846		16,165,302		11,150,476
Technical operator assistance fees	26,405,660		13,236,442		20,799,669
Materials	18,419,298		16,746,025		10,814,079
Third parties services	11,300,606		10,388,995		10,602,306
Telecommunications and post expenses	926,278		471,054		572,636
Rents	3,658,382		2,865,153		739,033
Transports and freight	4,923,703		4,895,486		4,162,758
Easements	1,198,369		1,745,754		1,362,741
Offices supplies	351,057		558,629		318,342
Travel expenses	2,829,403		2,094,139		1,343,232
Insurance	3,636,825		4,619,418		4,663,808
Property, plant and equipment maintenance	54,502,994		44,148,962		43,835,696
Depreciation of property, plant and equipment	129,666,014		132,025,049		132,728,649
Taxes and contributions	76,235,531		67,640,284		73,631,657
Advertising	2,199,517		1,926,424		1,282,288
Doubtful accounts	0		371,535		0
Banks expenses	1,151,980		362,829		673,698
Interests expense	55,710,108		53,629,953		46,102,674
Foreign exchange loss	151,769,496		1,043,252,045		353,347,594
Costs of services rendered to third parties					331,756
Other expenses	3,050,993		3,616,045		2,972,236
Total	693,135,588		1,540,240,403		829,557,851
Tax on exports	23,126,803		17,933,982		24,815,929
Operating Expenses, Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	43,704,634		41,314,446		37,867,629
Social security taxes	7,297,207		7,071,046		7,012,285
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	2,235,743		973,987		332,096
Technical operator assistance fees	10,027,335		520,020		1,903,579
Materials	6,385,319		4,570,168		3,137,530
Third parties services	4,285,078		5,088,025		4,607,680
Telecommunications and post expenses	246,251		100,411		109,370
Rents	464,134		342,368		119,208
Transports and freight	2,854,337		3,009,188		2,367,578
Easements	1,198,369		1,745,754		1,062,811
Offices supplies	134,685		274,003		125,780
Travel expenses	1,186,035		1,065,478		693,987
Insurance	1,958,089		2,714,219		2,705,497
Property, plant and equipment maintenance	39,301,897		32,648,194		34,660,631
Depreciation of property, plant and equipment	81,833,041		81,879,189		89,416,777
Taxes and contributions	10,013,006		13,054,980		12,114,336
Advertising	0		0		0
Doubtful accounts			0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Costs of services rendered to third parties					0
Other expenses	983,811		1,286,802		843,242
Total	214,108,971		197,658,278		199,080,016
Operating Expenses, Non-regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	36,297,210		34,253,912		30,715,209
Social security taxes	6,424,722		6,103,677		6,039,652
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	2,453,653		1,736,401		4,073,075
Technical operator assistance fees	16,378,325		12,716,422		18,896,090
Materials	12,026,592		12,175,857		7,668,398
Third parties services	6,231,082		4,893,423		4,670,503
Telecommunications and post expenses	328,570		188,660		180,539
Rents	3,089,368		2,440,150		547,747
Transports and freight	1,978,635		1,815,559		1,711,315
Easements	0		0		299,930
Offices supplies	65,222		107,231		65,087
Travel expenses	447,228		498,646		237,963
Insurance	1,664,758		1,617,705		1,609,012
Property, plant and equipment maintenance	13,439,683		10,546,094		8,641,429
Depreciation of property, plant and equipment	43,825,468		43,351,103		35,176,127
Taxes and contributions	344,159		372,968		412,882
Advertising	116		514		0
Doubtful accounts			0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Costs of services rendered to third parties					331,756
Other expenses	1,884,762		2,111,654		1,534,252
Total	146,879,553		134,929,976		122,810,966
Administrative Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	19,225,121		20,934,042		16,538,629
Social security taxes	3,146,337		2,664,412		2,995,454
Compensation to Directors and Supervisory Committee	870,724		886,376		853,749
Professional services fees	14,621,232		9,867,393		6,092,554
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	784,446		407,547		1,324,123
Telecommunications and post expenses	308,457		160,594		250,441
Rents	95,646		78,208		65,460
Transports and freight	90,731		70,717		81,328
Easements	0		0		0
Offices supplies	132,580		157,167		122,037
Travel expenses	1,091,560		444,018		313,495
Insurance	0		287,494		349,299
Property, plant and equipment maintenance	1,761,264		954,674		533,636
Depreciation of property, plant and equipment	4,007,505		6,794,757		8,135,745
Taxes and contributions	113,762		438,809		200,789
Advertising	0		0		0
Doubtful accounts			0
Banks expenses	1,151,980		362,829		673,698
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Costs of services rendered to third parties					0
Other expenses	26,337		13,292		492,248
Total	47,427,682		44,522,329		39,022,685
Selling Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	5,473,606		5,245,455		5,049,435
Social security taxes	1,022,967		1,007,514		1,050,481
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	2,426,218		3,587,521		652,751
Technical operator assistance fees	0		0		0
Materials	7,387		0		8,151
Third parties services	0		0		0
Telecommunications and post expenses	43,000		21,389		32,286
Rents	9,234		4,427		6,618
Transports and freight	0		22		2,537
Easements	0		0		0
Offices supplies	18,570		20,228		5,438
Travel expenses	104,580		85,997		97,787
Insurance	13,978		0		0
Property, plant and equipment maintenance	150		0		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	65,764,604	[1]	53,773,527	[2]	60,903,650	[3]
Advertising	2,199,401		1,925,910		1,282,288
Doubtful accounts			371,535
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Costs of services rendered to third parties					0
Other expenses	156,083		204,297		102,494
Total	77,239,778		66,247,822		69,193,916
Financial Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	0		0		0
Social security taxes	0		0		0
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	0		0		0
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	0		0		0
Telecommunications and post expenses	0		0		0
Rents	0		0		0
Transports and freight	0		0		0
Easements	0		0		0
Offices supplies	0		0		0
Travel expenses	0		0		0
Insurance	0		0		0
Property, plant and equipment maintenance	0		0		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	0		0		0
Advertising	0		0		0
Doubtful accounts			0
Banks expenses	0		0		0
Interests expense	55,710,108		53,629,953		46,102,674
Foreign exchange loss	151,769,496		1,043,252,045		353,347,594
Costs of services rendered to third parties					0
Other expenses	0		0		0
Total	$ 207,479,604		$ 1,096,881,998		$ 399,450,268

[1]	Includes tax on exports for Ps. 23,126,803 for the year ended December 31, 2024.
[2]	Includes tax on exports for Ps. 17,933,982 for the year ended December 31, 2023.
[3]	Includes tax on exports for Ps. 24,815,929 for the year ended December 31, 2022.